Disposal group held for sale and disposal of subsidiaries - Schedule of Results of Disposal of Subsidiary Included in Consolidated Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	₨ 81,319	$ 976	₨ 78,223	₨ 59,349
Expenses	(88,234)	(1,059)	(91,872)	(81,428)
Profit / (loss) before tax	8,142	$ 98	(2,470)	(12,233)
Renew Solar Urja Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	1,816		2,255
Expenses	(1,577)		(1,698)
Profit / (loss) before tax	239		557
Income tax (expense) / income	(74)		(357)
Profit after tax	165		200
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	380		722
Expenses	(1,061)		(543)
Profit / (loss) before tax	(682)		179
Income tax (expense) / income	174		(30)
Profit after tax	₨ (508)		₨ 149
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income				709	₨ 698
Expenses				(487)	(516)
Profit / (loss) before tax				222	182
Income tax (expense) / income				(19)	8
Profit after tax				₨ 203	₨ 190